UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          02/12/04
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        69
                                               -------------

Form 13F Information Table Value Total:        $5,610,195
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
ALBERTSONS INC                  COM           013104104    6,795    300,000    SH  PUT   SOLE             300,000
------------------------------------------------------------------------------------------------------------------------------------
ADVANCEPCS                      COM           00790K109  157,689  2,987,097    SH        SOLE           2,987,097
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC                   CL A          00845V100   29,176  9,565,900    SH        SOLE           9,565,900
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE C V       SPON ADR L SHS 02364W105   46,041  1,684,000    SH        SOLE           1,684,000
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                       COM           031162100   31,111    503,500    SH        SOLE             503,500
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC                CL A          037604105  486,424  7,173,337    SH        SOLE           7,173,337
------------------------------------------------------------------------------------------------------------------------------------
ARBITRON INC                    COM           03875Q108   37,556    900,200    SH        SOLE             900,200
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                   COM           06423A103  104,547  2,293,200    SH        SOLE           2,293,200
------------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COS INC            COM           073902108   37,073    463,700    SH        SOLE             463,700
------------------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC            COM           07556Q105   39,679    406,300    SH        SOLE             406,300
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100  288,668  6,659,005    SH        SOLE           6,659,005
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                    COM           086516101  131,149  2,510,500    SH        SOLE           2,510,500
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD            COM           103354106    2,013    473,700    SH        SOLE             473,700
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM           115236101   23,544    722,000    SH        SOLE             722,000
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109  391,467  9,725,886    SH        SOLE           9,725,886
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM           143130102  212,752  6,878,500    SH        SOLE           6,878,500
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                   PAIRED CTF    143658300   85,221  2,145,000    SH        SOLE           2,145,000
------------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                     COM           152312104   51,328    476,800    SH        SOLE             476,800
------------------------------------------------------------------------------------------------------------------------------------
CHECK POINT SOFTWARE TECH LT    ORD           M22465104   29,233  1,733,875    SH        SOLE           1,733,875
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP           COM           14040H105   73,548  1,200,000    SH  PUT   SOLE           1,200,000
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW               CL A SPL       20030N200  143,594  4,589,135    SH        SOLE           4,589,135
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM           21988R102   36,837    789,310    SH        SOLE             789,310
------------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC             COM           126667104    2,208    150,000    SH  PUT   SOLE             150,000
------------------------------------------------------------------------------------------------------------------------------------
DELL INC                        COM           24702R101  126,877  3,733,877    SH        SOLE           3,733,877
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM           253393102   65,883  1,353,955    SH        SOLE           1,353,955
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                        COM           278642103  232,065  3,591,775    SH        SOLE           3,591,775
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC             COM           285512109  135,380  2,839,349    SH        SOLE           2,839,349
------------------------------------------------------------------------------------------------------------------------------------
FORD MOTOR CO DEL               COM PAR $0.01 345370860   11,509    719,300    SH  PUT   SOLE             719,300
------------------------------------------------------------------------------------------------------------------------------------
FAMILY DLR STORES INC           COM           307000109   38,047  1,060,400    SH        SOLE           1,060,400
------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                 COM           319963104   81,186  1,975,800    SH        SOLE           1,975,800
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP        COM           313400301   62,846  1,077,600    SH        SOLE           1,077,600
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW       368710406   29,793    318,400    SH        SOLE             318,400
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM           369604103       31      1,000    SH        SOLE               1,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC             COM           375558103   30,107    516,599    SH        SOLE             516,599
------------------------------------------------------------------------------------------------------------------------------------
HILB ROGAL & HAMILTON CO        COM           431294107   29,290    913,300    SH        SOLE             913,300
------------------------------------------------------------------------------------------------------------------------------------
INTERGRAPH CORP                 COM           458683109   21,709    907,180    SH        SOLE             907,180
------------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                 COM           462846106   30,602    773,948    SH        SOLE             773,948
------------------------------------------------------------------------------------------------------------------------------------
KOOKMIN BK NEW                  SPONSORED ADR 50049M109    9,626    254,400    SH        SOLE             254,400
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                     CL A          526057104  201,562  2,099,600    SH        SOLE           2,099,600
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                   COM           548661107   57,234  1,033,300    SH        SOLE           1,033,300
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC      COM           52729N100      610    107,000    SH  PUT   SOLE             107,000
------------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP                     COM NEW       577729205   51,894  4,675,100    SH        SOLE           4,675,100
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC      COM           58405U102  135,137  3,975,800    SH        SOLE           3,975,800
------------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP                     COM           615369105   50,995    842,200    SH        SOLE             842,200
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                   CL B NEW      62913F201   43,430    581,932    SH        SOLE             581,932
------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP                      SPONSORED ADR 654902204   22,950  1,350,000    SH        SOLE           1,350,000
------------------------------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE INC          COM           689899102   29,996    678,500    SH        SOLE             678,500
------------------------------------------------------------------------------------------------------------------------------------
P F CHANGS CHINA BISTRO INC     COM           69333Y108   29,200    573,896    SH        SOLE             573,896
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON DENTAL CO             COM           703412106   28,830    450,544    SH        SOLE             450,544
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM           745867101  100,969  1,078,500    SH        SOLE           1,078,500
------------------------------------------------------------------------------------------------------------------------------------
RESOURCES CONNECTION INC        COM           76122Q105   21,460    785,789    SH        SOLE             785,789
------------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD     COM           V7780T103   52,317  1,503,800    SH        SOLE           1,503,800
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC                COM           783764103   82,391    929,500    SH        SOLE             929,500
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO              COM           812387108  236,180  5,191,900    SH  PUT   SOLE           5,191,900
------------------------------------------------------------------------------------------------------------------------------------
SELECT COMFORT CORP             COM           81616X103   14,332    578,823    SH        SOLE             578,823
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM           78442P106  134,600  3,572,200    SH        SOLE           3,572,200
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BANCORP INC           COM           845905108   35,162  1,480,500    SH        SOLE           1,480,500
------------------------------------------------------------------------------------------------------------------------------------
STERICYCLE INC                  COM           858912108   31,439    673,212    SH        SOLE             673,212
------------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC                  COM           863236105   48,962    449,892    SH        SOLE             449,892
------------------------------------------------------------------------------------------------------------------------------------
SYNOPSYS INC                    COM           871607107   74,167  2,190,392    SH        SOLE           2,190,392
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICALS INDS LTD   ADR           881624209   30,281    533,962    SH        SOLE             533,962
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC               COM           889478103   47,163  1,186,200    SH        SOLE           1,186,200
------------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO               COM           892339106   29,366    753,084    SH        SOLE             753,084
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM           91324P102  354,659  6,095,900    SH        SOLE           6,095,900
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW       902973304   64,039  2,150,400    SH        SOLE           2,150,400
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC              COM           939322103   79,137  1,972,500    SH        SOLE           1,972,500
------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP            COM           958102105   33,870  2,872,800    SH        SOLE           2,872,800
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   73,546    159,900    SH        SOLE             159,900
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   61,713  1,774,900    SH        SOLE           1,774,900